Financial Assets and Financial Liabilities - Summary of Transferred Financial Assets Derecognized Entirety (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Carrying amount of underlying assets		₩ 5,072,580	₩ 4,299,757
Fair value of underlying assets		5,046,189	4,252,664
Carring Amount of transferred assets		13,456,317	16,384,430
Carrying amount of related liabilities		9,287,665	12,107,718
Carrying amount of senior debentures		2,865,462	2,490,862
Fair value of senior debentures		₩ 2,817,045	₩ 2,405,610
KB Kookmin Card 8th Securitization Co., Ltd.1
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Description of nature of relationship between transferred financial assets that are not derecognised in their entirety and associated liabilities		The Group has an obligation to early redeem the securitized debentures in the event of situations prescribed by the asset securitization contract, such as the remaining balance of the eligible underlying assets in trust-type asset securitization is below the solvency ratio (minimum ratio: 104.5%) of the beneficiary interest in the trust. To avoid such early redemption, the Group entrusts credit card accounts and deposits in addition to the previously entrusted credit card accounts.	The Group has an obligation to early redeem the securitized debentures in the event of situations prescribed by the asset securitization contract, such as the remaining balance of the eligible underlying assets in trust-type asset securitization is below the solvency ratio (minimum ratio: 104.5%) of the beneficiary interest in the trust. To avoid such early redemption, the Group entrusts credit card accounts and deposits in addition to the previously entrusted credit card accounts.
Carrying amount of underlying assets	[1]	₩ 472,066	₩ 487,532
Fair value of underlying assets	[1]	469,890	485,230
Carrying amount of senior debentures	[1]	99,987	299,913
Fair value of senior debentures	[1]	₩ 99,614	₩ 287,628
KB Kookmin Card 9th Securitization Co., Ltd.1
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Description of nature of relationship between transferred financial assets that are not derecognised in their entirety and associated liabilities		The Group has an obligation to early redeem the securitized debentures in the event of situations prescribed by the asset securitization contract, such as the remaining balance of the eligible underlying assets in trust-type asset securitization is below the solvency ratio (minimum ratio: 104.5%) of the beneficiary interest in the trust. To avoid such early redemption, the Group entrusts credit card accounts and deposits in addition to the previously entrusted credit card accounts.	The Group has an obligation to early redeem the securitized debentures in the event of situations prescribed by the asset securitization contract, such as the remaining balance of the eligible underlying assets in trust-type asset securitization is below the solvency ratio (minimum ratio: 104.5%) of the beneficiary interest in the trust. To avoid such early redemption, the Group entrusts credit card accounts and deposits in addition to the previously entrusted credit card accounts.
Carrying amount of underlying assets	[1]	₩ 524,464	₩ 541,645
Fair value of underlying assets	[1]	521,961	538,984
Carrying amount of senior debentures	[1]	249,894	349,842
Fair value of senior debentures	[1]	₩ 240,491	₩ 358,616
KB Kookmin Card 10th Securitization Co., Ltd.1
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Description of nature of relationship between transferred financial assets that are not derecognised in their entirety and associated liabilities		The Group has an obligation to early redeem the securitized debentures in the event of situations prescribed by the asset securitization contract, such as the remaining balance of the eligible underlying assets in trust-type asset securitization is below the solvency ratio (minimum ratio: 104.5%) of the beneficiary interest in the trust. To avoid such early redemption, the Group entrusts credit card accounts and deposits in addition to the previously entrusted credit card accounts.	The Group has an obligation to early redeem the securitized debentures in the event of situations prescribed by the asset securitization contract, such as the remaining balance of the eligible underlying assets in trust-type asset securitization is below the solvency ratio (minimum ratio: 104.5%) of the beneficiary interest in the trust. To avoid such early redemption, the Group entrusts credit card accounts and deposits in addition to the previously entrusted credit card accounts.
Carrying amount of underlying assets	[1]	₩ 882,641	₩ 919,380
Fair value of underlying assets	[1]	878,117	914,470
Carrying amount of senior debentures	[1]	586,517	513,232
Fair value of senior debentures	[1]	₩ 579,432	₩ 491,656
KB Kookmin Card 11th Securitization CoLtd1
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Description of nature of relationship between transferred financial assets that are not derecognised in their entirety and associated liabilities		The Group has an obligation to early redeem the securitized debentures in the event of situations prescribed by the asset securitization contract, such as the remaining balance of the eligible underlying assets in trust-type asset securitization is below the solvency ratio (minimum ratio: 104.5%) of the beneficiary interest in the trust. To avoid such early redemption, the Group entrusts credit card accounts and deposits in addition to the previously entrusted credit card accounts.	The Group has an obligation to early redeem the securitized debentures in the event of situations prescribed by the asset securitization contract, such as the remaining balance of the eligible underlying assets in trust-type asset securitization is below the solvency ratio (minimum ratio: 104.5%) of the beneficiary interest in the trust. To avoid such early redemption, the Group entrusts credit card accounts and deposits in addition to the previously entrusted credit card accounts.
Carrying amount of underlying assets	[1]	₩ 677,194	₩ 701,955
Fair value of underlying assets	[1]	673,664	698,248
Carrying amount of senior debentures	[1]	399,932	399,890
Fair value of senior debentures	[1]	₩ 390,463	₩ 375,738
KB Kookmin Card 12th Securitization CoLtd1
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Description of nature of relationship between transferred financial assets that are not derecognised in their entirety and associated liabilities		The Group has an obligation to early redeem the securitized debentures in the event of situations prescribed by the asset securitization contract, such as the remaining balance of the eligible underlying assets in trust-type asset securitization is below the solvency ratio (minimum ratio: 104.5%) of the beneficiary interest in the trust. To avoid such early redemption, the Group entrusts credit card accounts and deposits in addition to the previously entrusted credit card accounts.	The Group has an obligation to early redeem the securitized debentures in the event of situations prescribed by the asset securitization contract, such as the remaining balance of the eligible underlying assets in trust-type asset securitization is below the solvency ratio (minimum ratio: 104.5%) of the beneficiary interest in the trust. To avoid such early redemption, the Group entrusts credit card accounts and deposits in addition to the previously entrusted credit card accounts.
Carrying amount of underlying assets	[1]	₩ 1,196,421	₩ 1,234,204
Fair value of underlying assets	[1]	1,190,160	1,227,724
Carrying amount of senior debentures	[1]	732,558	641,079
Fair value of senior debentures	[1]	₩ 719,230	₩ 607,621
KB Kookmin Card 13th Securitization CoLtd1
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Description of nature of relationship between transferred financial assets that are not derecognised in their entirety and associated liabilities		The Group has an obligation to early redeem the securitized debentures in the event of situations prescribed by the asset securitization contract, such as the remaining balance of the eligible underlying assets in trust-type asset securitization is below the solvency ratio (minimum ratio: 104.5%) of the beneficiary interest in the trust. To avoid such early redemption, the Group entrusts credit card accounts and deposits in addition to the previously entrusted credit card accounts.
Carrying amount of underlying assets	[1]	₩ 935,938
Fair value of underlying assets	[1]	931,006
Carrying amount of senior debentures	[1]	586,980
Fair value of senior debentures	[1]	₩ 570,700
KB Auto Fifth Asset Securitization Specialty Co., Ltd.2
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Description of nature of relationship between transferred financial assets that are not derecognised in their entirety and associated liabilities		The Group has an obligation to early redeem the securitized debentures in the event of situations prescribed by the asset securitization contract, such as when the trusted assets do not meet the eligibility requirements.	The Group has an obligation to early redeem the securitized debentures in the event of situations prescribed by the asset securitization contract, such as when the trusted assets do not meet the eligibility requirements.
Carrying amount of underlying assets	[2]	₩ 383,856	₩ 415,041
Fair value of underlying assets	[2]	381,391	388,008
Carrying amount of senior debentures	[2]	209,594	286,906
Fair value of senior debentures	[2]	217,115	284,351
Bonds sold under repurchase agreements
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Carring Amount of transferred assets		9,520,281	12,888,189
Carrying amount of related liabilities		9,287,665	12,107,718
Government bond
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Carring Amount of transferred assets		3,854,697	3,395,703
Stock
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Carring Amount of transferred assets		6,046	30,025
Others
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Carring Amount of transferred assets		₩ 75,293	₩ 70,513

[1]	The Group has an obligation to early redeem the securitized debentures in the event of situations prescribed by the asset securitization contract, such as the remaining balance of the eligible underlying assets in trust-type asset securitization is below the solvency ratio (minimum ratio: 104.5%) of the beneficiary interest in the trust. To avoid such early redemption, the Group entrusts credit card accounts and deposits in addition to the previously entrusted credit card accounts.
[2]	The Group has an obligation to early redeem the securitized debentures in the event of situations prescribed by the asset securitization contract, such as when the trusted assets do not meet the eligibility requirements.